Nuveen Core Equity Alpha Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JCE
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X –
COMMON STOCKS - 98 .4 % X 196,936,131
Automobiles & Components - 1.2%
9,310 (b) Tesla Inc $ 2,329,548
Total Automobiles & Components 2,329,548
Banks - 1.8%
4,005 Bank of America Corp 109,657
35,490 Citigroup Inc 1,459,704
9,240 JPMorgan Chase & Co 1,339,985
82,410 (b) NU Holdings Ltd/Cayman Islands, Class A 597,472
Total Banks 3,506,818
Capital Goods - 6.5%
8,590 AGCO Corp 1,016,025
29,770 Flowserve Corp 1,183,953
6,200 General Dynamics Corp 1,370,014
9,220 Honeywell International Inc 1,703,303
22,300 Johnson Controls International plc 1,186,583
3,740 Lockheed Martin Corp 1,529,510
3,220 Northrop Grumman Corp 1,417,412
13,650 Oshkosh Corp 1,302,619
10,610 Raytheon Technologies Corp 763,602
42,090 Vertiv Holdings Co 1,565,748
Total Capital Goods 13,038,769
Commercial & Professional Services - 2.1%
7,250 Automatic Data Processing Inc 1,744,205
10,040 Jacobs Solutions Inc 1,370,460
30,460 Rollins Inc 1,137,072
Total Commercial & Professional Services 4,251,737
Consumer Discretionary Distribution & Retail - 7.7%
15,620 Advance Auto Parts Inc 873,627
57,570 (b) Amazon.com Inc 7,318,298
58,300 (b) Coupang Inc 991,100
10,240 Home Depot Inc/The 3,094,118
12,010 Ross Stores Inc 1,356,530
20,110 TJX Cos Inc/The 1,787,377
Total Consumer Discretionary Distribution & Retail 15,421,050
Consumer Durables & Apparel - 1.4%
9,520 NIKE Inc, Class B 910,302
35,270 Tapestry Inc 1,014,012
131,030 (b) Under Armour Inc, Class A 897,556
Total Consumer Durables & Apparel 2,821,870
Consumer Services - 3.0%
26,380 H&R Block Inc 1,135,923
23,390 Las Vegas Sands Corp 1,072,197
682 (b) LIBERTY MEDIA CORP-LIBERTY-A, Class A 21,769
8,090 McDonald's Corp 2,131,230
17,280 Starbucks Corp 1,577,146
Total Consumer Services 5,938,265

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JCE
Shares Description (a) Value
Consumer Staples Distribution & Retail - 2.8%
29,050 Albertsons Cos Inc, Class A $ 660,888
540 Costco Wholesale Corp 305,078
17,980 Sysco Corp 1,187,579
3,040 Target Corp 336,133
24,450 (b) US Foods Holding Corp 970,665
13,829 Walmart Inc 2,211,672
Total Consumer Staples Distribution & Retail 5,672,015
Energy - 4.8%
42,020 Baker Hughes Co 1,484,147
6,489 Chevron Corp 1,094,175
540 ConocoPhillips 64,692
24,470 Devon Energy Corp 1,167,219
12,100 Exxon Mobil Corp 1,422,718
29,940 Halliburton Co 1,212,570
25,080 HF Sinclair Corp 1,427,804
11,980 Valero Energy Corp 1,697,686
Total Energy 9,571,011
Equity Real Estate Investment Trusts (REITs) - 1.3%
1,860 American Tower Corp 305,877
5,040 Cousins Properties Inc 102,665
8,350 Digital Realty Trust Inc 1,010,517
2,330 Host Hotels & Resorts Inc 37,443
26,470 Ventas Inc 1,115,181
Total Equity Real Estate Investment Trusts (REITs) 2,571,683
Financial Services - 7.0%
15,150 Bank of New York Mellon Corp/The 646,148
14,420 (b) Berkshire Hathaway Inc, Class B 5,051,326
22,270 (b) Block Inc 985,670
23,430 Fidelity National Information Services Inc 1,294,976
12,040 (b) Fiserv Inc 1,360,039
12,310 Global Payments Inc 1,420,451
2,011 Mastercard Inc, Class A 796,175
22,380 Nasdaq Inc 1,087,444
1,570 (b) PayPal Holdings Inc 91,782
27,630 (b) Robinhood Markets Inc, Class A 271,050
4,540 Visa Inc, Class A 1,044,245
Total Financial Services 14,049,306
Food, Beverage & Tobacco - 2.7%
15,420 Archer-Daniels-Midland Co 1,162,976
20,870 Coca-Cola Co/The 1,168,303
15,710 PepsiCo Inc 2,661,902
3,760 Philip Morris International Inc 348,101
Total Food, Beverage & Tobacco 5,341,282
Health Care Equipment & Services - 7.6%
28,100 (b) Boston Scientific Corp 1,483,680
19,390 (b) Centene Corp 1,335,583
5,910 Cigna Group/The 1,690,674
6,300 CVS Health Corp 439,866
3,780 Elevance Health Inc 1,645,888
11,750 (b) Globus Medical Inc, Class A 583,388
3,890 HCA Healthcare Inc 956,862
15,440 (b) Hologic Inc 1,071,536
1,150 Humana Inc 559,498
530 (b) Insulet Corp 84,530
20,390 Medtronic PLC 1,597,760

Shares Description (a) Value
Health Care Equipment & Services (continued)
33,980 Premier Inc, Class A $ 730,570
5,330 ResMed Inc 788,147
44,900 (b) Teladoc Health Inc 834,691
2,970 UnitedHealth Group Inc 1,497,444
Total Health Care Equipment & Services 15,300,117
Household & Personal Products - 2.5%
20,690 Colgate-Palmolive Co 1,471,266
9,090 Kimberly-Clark Corp 1,098,526
16,860 Procter & Gamble Co/The 2,459,200
Total Household & Personal Products 5,028,992
Insurance - 1.4%
10,600 Cincinnati Financial Corp 1,084,274
8,870 Marsh & McLennan Cos Inc 1,687,961
Total Insurance 2,772,235
Materials - 1.2%
5,030 Air Products and Chemicals Inc 1,425,502
3,760 Sherwin-Williams Co/The 958,988
Total Materials 2,384,490
Media & Entertainment - 7.5%
34,610 (b) Alphabet Inc, Class A 4,529,065
36,710 (b),(c) Alphabet Inc, Class C 4,840,213
33,960 Comcast Corp, Class A 1,505,786
11,960 (b) Meta Platforms Inc 3,590,512
1,360 (b) Spotify Technology SA 210,310
3,590 (b) Walt Disney Co/The 290,970
Total Media & Entertainment 14,966,856
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
17,060 AbbVie Inc 2,542,964
29,490 Bristol-Myers Squibb Co 1,711,600
2,070 Eli Lilly & Co 1,111,859
21,459 Johnson & Johnson 3,342,239
23,891 Merck & Co Inc 2,459,578
1,080 (b) Mettler-Toledo International Inc 1,196,716
9,800 (b) Neurocrine Biosciences Inc 1,102,500
60,350 Pfizer Inc 2,001,809
21,750 Royalty Pharma PLC 590,295
1,833 Thermo Fisher Scientific Inc 927,810
Total Pharmaceuticals, Biotechnology & Life Sciences 16,987,370
Semiconductors & Semiconductor Equipment - 5.2%
17,840 (b) Allegro MicroSystems Inc 569,810
480 Broadcom Inc 398,678
16,280 Intel Corp 578,754
13,480 (b) Lattice Semiconductor Corp 1,158,336
16,640 NVIDIA Corp 7,238,234
4,390 QUALCOMM Inc 487,553
Total Semiconductors & Semiconductor Equipment 10,431,365
Software & Services - 11.8%
5,540 (b) Adobe Inc 2,824,846
5,400 (b) Atlassian Corp Ltd, Class A 1,088,154
8,240 (b) Cadence Design Systems Inc 1,930,632
3,950 (b) DocuSign Inc 165,900
44,535 Microsoft Corp 14,061,926

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JCE
Shares Description (a) Value
Software & Services (continued)
11,421 (b) Salesforce Inc $ 2,315,951
1,000 (b) Synopsys Inc 458,970
19,110 (b) Teradata Corp 860,332
Total Software & Services 23,706,711
Technology Hardware & Equipment - 8.8%
89,818 (c) Apple Inc 15,377,740
42,190 Cisco Systems Inc 2,268,134
Total Technology Hardware & Equipment 17,645,874
Telecommunication Services - 0.6%
9,170 (b) T-Mobile US Inc 1,284,259
Total Telecommunication Services 1,284,259
Utilities - 1.0%
440 Alliant Energy Corp 21,318
12,920 Evergy Inc 655,044
18,200 Sempra 1,238,146
Total Utilities 1,914,508
Total Common Stocks
(cost $170,965,135) 196,936,131
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .0 % X 1,932,435
4,500
iShares Core S&P 500 ETF
$ 1,932,435
Total Exchange-Traded Funds
(cost $1,981,175) 1,932,435
Type Description
Number of
Contracts
Notional
Amount (d)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0 % X –
Put Consumer Discretionary Select
Sector SPDR Fund
20 $ 300,000 $ 150 10/20/23 $ 1,800
Call General Mills Inc 5 37,500 75 10/20/23 37
Total Options Purchased
(cost $4,092) 25 $ 337,500 1,837
Total Long-Term Investments
(cost $172,950,402) 198,870,403
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.2%
–
REPURCHASE AGREEMENTS - 3 .2 % X 6,459,975
$ 6,460 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $6,460,837,
collateralized by $9,160,600, U.S. Treasury Bond, 2.875%, due
05/15/52, value $6,589,191
1.520% 10/02/23 $ 6,459,975
Total Repurchase Agreements
(cost $6,459,975) 6,459,975
Total Short-Term Investments
(cost $6,459,975) 6,459,975
Total Investments (cost $ 179,410,377 ) - 102 .6% 205,330,378
Other Assets & Liabilities, Net -  (2.6)% (5,200,799)
Net Assets Applicable to Common Shares - 100% $ 200,129,579

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description
Number of
Contracts
Notional
Amount (d)
Exercise
Price Expiration Date Value
Call S&P 500 Index (20) $ (9,200,000) $ 4,600 10/20/23 $ (800)
Call S&P 500 Index (20) (9,150,000) 4,575 11/17/23 (17,900)
Call S&P 500 Index (35) (16,100,000) 4,600 11/17/23 (22,750)
Total Options Written (premiums received $104,654) (75) $(34,450,000) $(41,450)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 196,936,131 $ – $ – $ 196,936,131
Exchange-Traded Funds 1,932,435 – – 1,932,435
Options Purchased 1,800 37 – 1,837
Short-Term Investments:
Repurchase Agreements – 6,459,975 – 6,459,975
Investments in Derivatives:
Options Written (41,450) – – (41,450)
Total
$ 198,828,916 $ 6,460,012 $ – $ 205,288,928
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt